UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Atticus Capital, LLC

Address:  152 West 57th Street
          45th Floor
          New York, NY  10019

13F File Number: 28-04049

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Timothy R. Barakett
Title:    Chief Executive Officer and Managing Member
Phone:    (212) 373-0800


Signature, Place and Date of Signing:


/s/ Timothy R. Barakett          New York, New York          February 13, 2003
-----------------------          ------------------          -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  90

Form 13F Information Table Value Total: $760,058
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


      NONE



Atticus Capital LLC
Form 13-F
December 31, 2002


COLUMN 1                       COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6  COLUMN 7   COLUMN 8

                               TITLE OF                   FAIR MARKET     SHRS OR   SH/  PUT/ INVST   OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      VALUE           PRN AMT   PRN  CALL DISCN   MGRS   SOLE      SHARED  NONE
--------------                 -----           -----      -----           -------   ---  ---- -----   ----   ------    ------  ----

AGERE SYSTEMS CLASS B          Common Stock    00845V209       45,200.00     32,283 SH        SOLE    NONE       32,283
ALCATEL ALSTHOM                Common Stock    013904305      538,492.08    121,282 SH        SOLE    NONE      121,282
AMERICA ONLINE INC             Common Stock    00184A105    1,406,389.80    107,358 SH        SOLE    NONE      107,358
AMERICAN INTL GROUP INC        Common Stock    026874107    3,725,576.16     64,401 SH        SOLE    NONE       64,401
AMERIPATH INC.                 Common Stock    03071D109    9,070,850.00    421,900 SH        SOLE    NONE      421,900
AMN HEALTHCARE SVS             Common Stock    001744101    2,367,400.00    140,000 SH        SOLE    NONE      140,000
APPLIED MATERIALS INC.         Common Stock    038222105      135,303.52     10,384 SH        SOLE    NONE       10,384
AT&T CORP                      Common Stock    001957505      233,815.05      8,955 SH        SOLE    NONE        8,955
AT&T WIRELESS GROUP            Common Stock    00209A106       81,405.20     14,408 SH        SOLE    NONE       14,408
BARRICK GOLD CORP              Common Stock    067901108      986,240.00     64,000 SH        SOLE    NONE       64,000
BROOKS AUTOMATION              Common Stock    11442E102    1,721,337.84    150,204 SH        SOLE    NONE      150,204
CANADA LIFE FINANCIAL          Common Stock    135113108    3,826,500.00    150,000 SH        SOLE    NONE      150,000
CANADIAN IMPERIAL BANK         Common Stock    136069101    1,251,000.00     45,000 SH        SOLE    NONE       45,000
CANADIAN PACIFIC RAILWAYS      Common Stock    13645T100    1,970,000.00    100,000 SH        SOLE    NONE      100,000
CARDINAL HEALTH                Common Stock    14149Y108    4,547,863.65     76,835 SH        SOLE    NONE       76,835
CARNIVAL CORP.                 Common Stock    143658102      223,053.00      8,940 SH        SOLE    NONE        8,940
CHAMPPS ENTERTAINMENT          Common Stock    158787101   32,660,687.52  3,434,352 SH        SOLE    NONE    3,434,352
CHEVRON TEXACO CORP            Common Stock    166764100   21,622,487.04    325,248 SH        SOLE    NONE      325,248
CIRCUIT CITY STORES INC        Common Stock    172737108      742,000.00    100,000 SH        SOLE    NONE      100,000
CISCO SYSTEMS                  Common Stock    17275R102      951,819.80     72,658 SH        SOLE    NONE       72,658
CITIGROUP                      Common Stock    172967101   34,118,007.03    969,537 SH        SOLE    NONE      969,537
CLEAR CHANNEL                  Common Stock    184502102    9,500,186.85    254,765 SH        SOLE    NONE      254,765
CMGI INC.                      Common Stock    125750109       67,589.62     68,969 SH        SOLE    NONE       68,969
COMCAST CORP-SPECIAL CL A      Common Stock    20030N200      225,900.00     10,000 SH        SOLE    NONE       10,000
CONOCOPHILLIPS                 Common Stock    20825C104   15,779,979.00    326,100 SH        SOLE    NONE      326,100
COORSTEK INC                   Common Stock    217020106    2,465,575.00     96,500 SH        SOLE    NONE       96,500
CORNING INC.                   Common Stock    219350105      338,811.60    102,360 SH        SOLE    NONE      102,360
DADE BEHRING INC               Common Stock    23342J206    1,728,480.00    110,800 SH        SOLE    NONE      110,800
DIANON SYSTEMS                 Common Stock    252826102    8,349,250.00    175,000 SH        SOLE    NONE      175,000
ENTERASYS NETWORKS             Common Stock    293637104    1,084,200.00    695,000 SH        SOLE    NONE      695,000
FLEXTRONICS INTL LTD           Common Stock    Y2573F102    2,703,109.50    330,050 SH        SOLE    NONE      330,050
GEORGIA PAC CORP               Common Stock    373298108    1,580,448.00     97,800 SH        SOLE    NONE       97,800
GLOBAL CROSSING LTD            Common Stock    G3921A100      196,236.30    654,121 SH        SOLE    NONE      654,121
GUCCI GROUP NV                 Common Stock    401566104   41,861,200.00    457,000 SH        SOLE    NONE      457,000
GULFWEST OIL CO                Common Stock    40274P109       30,800.00     70,000 SH        SOLE    NONE       70,000
HALLIBURTON CO HLDG CO.        Common Stock    406216101    2,245,200.00    120,000 SH        SOLE    NONE      120,000
HARMONIC INC.                  Common Stock    413160102      173,420.00     75,400 SH        SOLE    NONE       75,400
HARSCO CORP                    Common Stock    415864107    5,909,217.00    185,300 SH        SOLE    NONE      185,300
HOUSEHOLD INTL INC.            Common Stock    441815107   65,197,764.00  2,344,400 SH        SOLE    NONE    2,344,400
I2 TECHNOLOGIES INC.           Common Stock    465754109       94,242.50     81,950 SH        SOLE    NONE       81,950
INTL BUSINESS MACHINES CORP    Common Stock    459200101      387,500.00      5,000 SH        SOLE    NONE        5,000
INVERNESS MEDICAL TECH         Common Stock    46126P106      416,855.00     31,700 SH        SOLE    NONE       31,700
JANUS CAPITAL GROUP            Common Stock    47102X105    7,996,226.00    611,800 SH        SOLE    NONE      611,800
JDS UNIPHASE                   Common Stock    46612J101    1,896,856.26    767,958 SH        SOLE    NONE      767,958
JOHNSON & JOHNSON              Common Stock    478160104   30,391,910.92    565,852 SH        SOLE    NONE      565,852
JP MORGAN & CO. INC.           Common Stock    46625H100    1,935,840.00     80,660 SH        SOLE    NONE       80,660
KIMBERLY CLARK                 Common Stock    494368103    1,186,750.00     25,000 SH        SOLE    NONE       25,000
KLA TENCOR CORP                Common Stock    482480100      261,738.00      7,400 SH        SOLE    NONE        7,400
LIBERTY MEDIA CLASS A          Common Stock    530718105    1,916,592.96    214,384 SH        SOLE    NONE      214,384
LUCENT TECHNOLOGIES            Common Stock    549463107      165,096.54    131,029 SH        SOLE    NONE      131,029
LUKOIL CO                      Common Stock    677862104    3,858,750.00     63,000 SH        SOLE    NONE       63,000
MAXIM INTEGRATED PRODS INC     Common Stock    57772K101      330,400.00     10,000 SH        SOLE    NONE       10,000
MBIA INC.                      Common Stock    55262C100    3,728,100.00     85,000 SH        SOLE    NONE       85,000
MCI WORLDCOM INC               Common Stock    98157D106      124,555.50     83,037 SH        SOLE    NONE       83,037
MEDTRONIC INC                  Common Stock    585055106    5,809,440.00    127,400 SH        SOLE    NONE      127,400
MICROSOFT                      Common Stock    594918104    5,908,276.00    114,280 SH        SOLE    NONE      114,280
MOTOROLA INC                   Common Stock    620076109      160,293.15     18,531 SH        SOLE    NONE       18,531
NATL GOLF PPTYS INC MARYLAND   Common Stock    63623G109    1,709,625.00    145,500 SH        SOLE    NONE      145,500
NORTEL NETWORKS                Common Stock    656568102      266,611.17    165,597 SH        SOLE    NONE      165,597
NORTHPOINT COMMUNICATIONS      Common Stock    666610100           50.00     50,000 SH        SOLE    NONE       50,000
NORTHROP CORP-W/RTS TO PUR     Common Stock    666807102    8,565,100.00     88,300 SH        SOLE    NONE       88,300
ORACLE CORPORATION             Common Stock    68389X105      108,000.00     10,000 SH        SOLE    NONE       10,000
O'SULLIVAN INDUSTRIES          Preferred Stock 67104Q205    4,532,125.20  2,221,630 SH        SOLE    NONE    2,221,630
    $1.50 PER SHARE 12%
PANAMERICAN BEVERAGES          Common Stock    P74823108    2,597,500.00    125,000 SH        SOLE    NONE      125,000
PARKER DRILLING CO.            Common Stock    701081101       55,500.00     25,000 SH        SOLE    NONE       25,000
PEOPLESOFT INC                 Common Stock    712713106      183,000.00     10,000 SH        SOLE    NONE       10,000
PFIZER INC.                    Common Stock    717081103    6,921,048.00    226,400 SH        SOLE    NONE      226,400
PHARMACIA CORP.                Common Stock    71713U102   95,596,600.00  2,287,000 SH        SOLE    NONE    2,287,000
PRECISE SOFTWARE SOLUTION      Common Stock    M41450103   16,567,785.00  1,003,500 SH        SOLE    NONE    1,003,500
PRICE COMMUNICATIONS CORP.     Common Stock    741437305  141,681,435.00 10,244,500 SH        SOLE    NONE   10,244,500
RATIONAL SOFTWARE CORP.        Common Stock    75409P202    6,234,000.00    600,000 SH        SOLE    NONE      600,000
RELIANT RESOURCES              Common Stock    75952B105      317,440.00     99,200 SH        SOLE    NONE       99,200
SANMINA CORP                   Common Stock    800907107       98,061.60     21,840 SH        SOLE    NONE       21,840
SCHERING PLOUGH                Common Stock    806605101      222,000.00     10,000 SH        SOLE    NONE       10,000
SEARS ROEBUCK & CO             Common Stock    812387108    1,197,500.00     50,000 SH        SOLE    NONE       50,000
SIEBEL SYSTEMS INC.            Common Stock    826170102       90,280.00     12,200 SH        SOLE    NONE       12,200
SOLECTRON CORP                 Common Stock    834182107      551,975.30    155,486 SH        SOLE    NONE      155,486
SUN MICROSYSTEMS INC           Common Stock    866810104      260,929.00     83,900 SH        SOLE    NONE       83,900
SUNTRUST BANKS INC             Common Stock    867914103    3,122,289.68     54,854 SH        SOLE    NONE       54,854
TELEFONICA S A ADR             Common Stock    879382208    5,369,371.88    202,084 SH        SOLE    NONE      202,084
TENET HEALTHCARE CORP.         Common Stock    88033G100    4,674,000.00    285,000 SH        SOLE    NONE      285,000
TESORO PETROLEUM CORP.         Common Stock    881609101      429,852.00     95,100 SH        SOLE    NONE       95,100
TVX GOLD INC                   Common Stock    87308K309    2,699,698.31    170,000 SH        SOLE    NONE      170,000
TYCO INTERNATIONAL             Common Stock    902124106    7,466,317.04    437,138 SH        SOLE    NONE      437,138
TYSON FOODS INC. CL-A          Common Stock    902494103    9,708,441.60    865,280 SH        SOLE    NONE      865,280
UNIFIED ENERGY SYS RUSSIA      Common Stock    904688108      254,000.00     20,000 SH        SOLE    NONE       20,000
VERIZON COMMUNICATIONS         Common Stock    92343V104   81,642,375.00  2,106,900 SH        SOLE    NONE    2,106,900
VIACOM CLASS B                 Common Stock    925524308    7,342,995.52    180,152 SH        SOLE    NONE      180,152
VODAFONE PLC ADR               Common Stock    92857W100    1,359,000.00     75,000 SH        SOLE    NONE       75,000
WARE SOLUTIONS CORP.           Common Stock    934202102          975.91     21,957 SH        SOLE    NONE       21,957

                                                          760,058,099.60




02090.0001 #384467